INCOME TAXES (Details - Schedule of deferred tax assets) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 9,772,854	$ 8,247,427
Intangible assets	(32,656)	5,553
Gross deferred tax assets	9,740,198	8,252,960
Valuation allowance	(9,740,198)	(8,252,960)
Net deferred tax assets